                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 31, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Post-Effective Amendment No. 74                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 75                                                       [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1200 RIVER ROAD, SUITE 1000
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code:       (484) 530-1300

                                            Send Copies of Communications to:
MR. ERIC MILLER, ESQ.                       MR. DUANE LASSITER, ESQ.
1200 RIVER ROAD, SUITE 1000                 STRADLEY RONON STEVENS AND YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428            2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)     PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

      [X] immediately upon filing pursuant to paragraph (b)

      [ ] on [date] pursuant to paragraph (b)

      [ ] 60 days after filing pursuant to paragraph (a)(1)

      [ ] on [date] pursuant to paragraph (a)(1)

      [ ] 75 days after filing pursuant to paragraph (a)(2)

      [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 74 to Registrant's Registration Statement on Form N-1A is being filed under Rule 485(b) and includes only certain exhibits and updated Part C.

                                     PART A

The following prospectuses have been filed with Post-Effective Amendment No. 72 on April 29, 2004 and are incorporated herein by reference:

Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund dated April 29, 2004.

Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund and Gartmore GVIT Mid Cap Growth Fund dated April 29, 2004.

Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund dated April 30, 2004.

Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund dated April 29, 2004.

Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund and Gartmore GVIT Worldwide Leaders Fund dated April 29, 2004.

Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Global Technology and Communications Fund and Gartmore GVIT Global Utilities Fund dated April 29, 2004.

GVIT Small Cap Fund, GVIT Small Company Fund and GVIT Small Cap Growth Fund dated April 29, 2004.

Comstock GVIT Value Fund (Class I, Class II and Class IV Shares), Dreyfus GVIT International Value Fund (Class I, Class II, Class III, Class IV and Class VI Shares), Dreyfus GVIT Mid Cap Index Fund (Class I, Class II and Class III Shares), Federated GVIT High Income Bond Fund (Class I and Class III Shares), GVIT Equity 500 Index Fund (Class I, Class II and Class IV Shares), J.P. Morgan GVIT Balanced Fund (Class I and Class IV Shares) and Van Kampen GVIT Multi Sector Bond Fund (Class I and Class III Shares) dated April 29, 2004.

Gartmore GVIT Money Market Fund II dated April 29, 2004.

Gartmore GVIT Developing Markets Fund dated April 29, 2004.

Dreyfus GVIT Mid Cap Index Fund (Class II) dated April 29, 2004.

Gartmore GVIT Global Small Companies Fund and Gartmore GVIT OTC Fund dated April 29, 2004.

Gartmore GVIT Asia Pacific Leaders Fund and Gartmore GVIT European Leaders Fund dated April 29, 2004.

Gartmore GVIT Nationwide Principal Protected Fund dated [________], 2004.

                                     PART B

Part B has been filed with Post-Effective Amendment No. 72 on April 29, 2004 and is incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 74, 75 respectively, to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and State of Pennsylvania, on this 31st day of August, 2004.

                        GARTMORE VARIABLE INSURANCE TRUST

                        By: /s/ James Bernstein
                            James Bernstein, Assistant Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 73 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 31ST DAY OF AUGUST, 2004.

Signature & Title

Principal Executive Officer

 PAUL J. HONDROS*
--------------------------------------
Paul J. Hondros, Trustee and Chairman

Principal Accounting and Financial Officer

 GERALD J. HOLLAND*
--------------------------------------
Gerald J. Holland, Treasurer

 CHARLES E. ALLEN*
--------------------------------------
Charles E. Allen, Trustee

 MICHAEL J. BARESICH*
--------------------------------------
Michael J. Baresich, Trustee

 PAULA H.J. CHOLMONDELEY*
--------------------------------------
Paula H.J. Cholmondeley, Trustee

 C. BRENT DEVORE*
--------------------------------------
C. Brent Devore, Trustee

 ROBERT M. DUNCAN*
--------------------------------------
Robert M. Duncan, Trustee

 BARBARA HENNIGAR*
--------------------------------------
Barbara Hennigar, Trustee

 THOMAS J. KERR, IV*
--------------------------------------
Thomas J. Kerr, IV, Trustee

 DOUGLAS F. KRINDLER*
--------------------------------------
Douglas F. Kridler, Trustee

 ARDEN L. SHISLER*
--------------------------------------
Arden L. Shisler, Trustee

 DAVID C. WETMORE*
--------------------------------------
David C. Wetmore, Trustee

*BY:
             /s/ James Bernstein
             --------------------------------------
             James Bernstein, Attorney-In Fact

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS

      (a) Amended Declaration of Trust dated December 5, 2003, of the Registrant previously filed with Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A on April 29, 2004 and herein incorporated by reference.

      (b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

      (c) Article VI of the Amended Declaration of Trust and Article III of the Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

      (d)   (1)   Investment Advisory Agreement dated November 1, 1997 among
                  Nationwide Separate Account Trust (now known as Gartmore
                  Variable Insurance Trust) and Nationwide Advisory Services,
                  Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (a) Amendment dated September 1, 1999 to Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (b) Amended Exhibit A effective May 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Amended Exhibit A dated December 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

                  (d) Amended Exhibit A dated April 28, 2003 to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

                  (e) Amended Exhibit A dated May 1, 2004 to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust filed herewith as Exhibit 23(d)(1)(e).

            (2) Investment Advisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust ("VGAMT") (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (a) Amended Exhibit A dated December 27, 2000 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (b) Amended Exhibit A dated December 18, 2001 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Amended Exhibit A dated April 28, 2003 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT (now known as Gartmore Global Asset Management Trust) filed with Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A on July 17, 2003 and herein incorporated by reference.

                  (d) Amended Exhibit A dated May 1, 2004 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT (now known as Gartmore Global Asset Management Trust) filed herewith as Exhibit 22(d)(2)(d).

            (3)   Subadvisory Agreements for the GVIT Small Company Fund.

                  (a) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (2) Exhibit B dated June 11, 2004 to Subadvisory Agreement between Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation dated October 20, 1995 is filed herewith as Exhibit 22(d)(3)(a)(2).

                  (b) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Subadvisory Agreement dated October 1, 2000, as amended January 5, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (d) Subadvisory Agreement dated August 15, 2001 with Gartmore Global Partners previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (e) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Miller Anderson & Sherrerd, LLP (now known as Morgan Stanley Investments, LP) for the MAS NSAT Multi Sector Bond Fund (now known as MAS GVIT Multi Sector Bond Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amendment dated June 14, 2004 among Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust), Gartmore Mutual Fund Capital Trust (formerly, Villanova Mutual Fund Capital Trust) and Morgan Stanley Investment Management Inc. (formerly, Miller Anderson & Sherrerd, LLP) is filed herewith as Exhibit 22(d)(3)(e)(1).

                  (f) Subadvisory Agreement dated June 14, 2004 between Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital rust and American Century Investment Management, Inc. is filed herewith as Exhibit 22(d)(3)(f).

            (4)   Subadvisory Agreements for GVIT Small Cap Growth Fund.

                  (a) Subadvisory Agreements dated May 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth
                        Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore

                              Variable Mutual Fund Capital Trust) and Neuberger Berman, LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (b) Subadvisory Agreement dated October 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Subadvisory Agreement dated June 14, 2004 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Oberweis Asset Management, Inc. is filed herewith as Exhibit 22(d)(4)(c).

            (5)   Subadvisory Agreements for the other subadvised funds.

                  (a) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Strong Capital Management, Inc. for the Strong NSAT Mid Cap Growth Fund (renamed Strong GVIT Mid Cap Growth Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amendment dated September 1, 1999 to the Subadvisory Agreement Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (b) Subadvisory Agreement dated August 9, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. for the Nationwide Strategic Value Fund (now known as Nationwide GVIT Strategic Value Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Federated Investment Counseling for the Federated GVIT Equity Income Fund (now known as Comstock GVIT Value Fund) and Federated NSAT High Income Bond Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc.,

                              Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Federated Investment Counseling previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (d) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and The Dreyfus Corporation for the Nationwide Small Cap Value Fund (now known as GVIT Small Cap Value
                        Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (2) Exhibit B dated June 11, 2004 to Subadvisory Agreement between Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation dated October 31, 1997 is filed herewith as Exhibit 22(d)(5)(d)(2).

                  (e) Subadvisory Agreement dated September 24, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation for the Dreyfus NSAT Mid Cap Index Fund (now known as Dreyfus GVIT Mid Cap Index
                        Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Exhibit B dated June 11, 2004 to Subadvisory Agreement between Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation dated September 24, 1999 is filed herewith as Exhibit 22(d)(5)(e)(1).

                  (f) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund (Now known as J.P. Morgan GVIT Balanced Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amended and Restated Subadvisory Agreement dated October 1, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and J.P. Morgan Investment Management Inc. for the J.P. Morgan GVIT Balanced Fund and the GVIT Small Cap Value Fund previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.).

                  (g) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Miller Anderson & Sherrerd, LLP (now known as Morgan Stanley Investments, LP) for the MAS NSAT Multi Sector Bond Fund (now known as MAS GVIT Multi Sector Bond Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Assignment and Assumption Agreement dated April 28, 2003 between Morgan Stanley Investments LP and Morgan Stanley Investment

                              Management Inc. previously filed with
                              Post-Effective Amendment No. 69 to the
                              Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

                  (h) Subadvisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners ("GGP") for the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Leaders Fund and Gartmore NSAT Global Small Companies Fund (now known as Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund and Gartmore GVIT Global Small Companies Fund), previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amended Exhibit A dated December 3, 2001 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP adding Gartmore NSAT OTC Fund, Gartmore NSAT Global Utilities Fund, Gartmore NSAT Global Financial Services Fund and Gartmore NSAT Asia Pacific Leaders Fund (now known as Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Asia Pacific Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (2) Amended Exhibit A dated April 28, 2003 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Global Small Companies Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund Gartmore GVIT Asia Pacific Leaders Fund, and Gartmore GVIT Developing Markets Fund filed with Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A on July 17, 2003 and herein incorporated by reference.

                        (3) Amended Exhibit A dated January 1, 2004 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for Gartmore GVIT Emerging Markets Fund (formerly Gartmore NSAT Emerging Markets Fund), Gartmore GVIT International Growth Fund (formerly Gartmore NSAT International Growth Fund), Gartmore GVIT European Leaders Fund (formerly Gartmore NSAT European Leaders Fund), Gartmore GVIT Global Small Companies Fund (formerly Gartmore NSAT Global Small Companies Fund), Gartmore GVIT OTC Fund (formerly Gartmore NSAT OTC Fund), Gartmore GVIT Global Utilities Fund,

                              Gartmore GVIT Global Financial Fund, Gartmore GVIT Asia Pacific Leaders Fund and Gartmore GVIT Developing Markets Fund is filed herewith as
                              Exhibit 23(d)(5)(h)(3).

                  (i) Subadvisory Agreement dated August 15, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Nationwide Small Company Fund (now known as GVIT Small Company Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amendment Exhibit A dated January 2, 2002 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners for the Nationwide Global 50 Fund (now known as Gartmore GVIT Worldwide Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (j) Subadvisory Agreement dated May 1, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Van Kampen Asset Management, Inc. for the Comstock GVIT Value Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (k) Subadvisory Agreement dated April 28, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation for the Dreyfus GVIT International Value Fund previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

                        (1) Exhibit B dated June 11, 2004 to Subadvisory Agreement between Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation dated April 20, 2003 is filed herewith as Exhibit 22(d)(5)(k)(1).

                  (l) Subadvisory Agreement dated April 28, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and SSgA Funds Management, Inc. for the GVIT Equity 500 Index Fund previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

                  (m) Subadvisory Agreement dated October 31, 2003 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Neuberger Berman, LLC for the GVIT Small Cap Growth Fund and the GVIT Small Company Fund previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

      (e) Underwriting Agreement dated May 1, 2001 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

            (1) Amended Schedule A dated December 1, 2001 to the Underwriting Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. / Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

            (2) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

            (3) Amended Schedule A dated April 28, 2003 to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

            (4) Amended Schedule A dated January 1, 2004 to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. is filed herewith as
                  Exhibit 22(e)(4).

      (f)   Not applicable.

      (g)   (1)   Custody Agreement dated April 17, 1991 between Nationwide
                  Separate Trust Account (now known as Gartmore Variable
                  Insurance Trust) and Fifth Third Bank previously filed with
                  Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (a) Addendum dated October 20, 1995 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (b) Exhibit A to Custody Agreement dated December 27, 2000 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Amendment dated June 29, 2001 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (d) Exhibit A to Custody Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Fifth Third Bank previously filed with Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A on November 5, 2002 and herein incorporated by reference.

            (2) Custody Agreement dated April 4, 2003 between Gartmore Variable Insurance Trust and JPMorgan Chase Bank previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on April 28, 2003 and herein incorporated by reference.

                  (a) Amendment to Custody Agreement dated January 1, 2004 between Gartmore Variable Insurance Trust and JPMorgan Chase Bank is filed herewith as Exhibit 22(g)(2)(a).

      (h)   (1)   Fund Administration Agreement dated November 1, 1997 between
                  Nationwide Separate Account Trust (renamed Gartmore Variable
                  Insurance Trust) and Nationwide Advisory Services, Inc. for the Funds previously filed with Post-Effective Amendment No.
                  55 to the Registration Statement on Form N-1A on October 15,
                  2002 and herein incorporated by reference.

                  (a) Amendment dated September 1, 1999 to Fund Administration Agreement among Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (b) Amended Exhibit A dated May 31, 2000 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Amended Exhibit A dated December 1, 2001 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (d) Amended Exhibit A dated April 28, 2003 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference).

            (2) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (renamed Nationwide Separate Account Trust and now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (a) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Nationwide Investor Services, Inc.) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (b) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Amended Exhibit A dated May 1, 2000 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (d) Amended Exhibit A dated December 1, 2001 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (e) Amended Exhibit A dated April 28, 2003 to the Transfer and Dividend Disbursing Agent Agreement between Gartmore Variable Insurance Trust and Gartmore Investor Services, Inc. previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

            (3) Administrative Services Plan dated November 1, 1999 & Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (a) Amendment dated May 31, 2000 to Administrative Services Plan previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

                  (b) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

                  (c) Amended Exhibit A dated April 28, 2003 to the Administrative Services Plan previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

                  (d) Amended Exhibit A dated January 1, 2004 to the Administrative Services Plan is filed herewith as
                        Exhibit 22(h)(3)(d).

            (4) Expense Limitation Agreement effective May 31, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (a) Amended Exhibit A to Expense Limitation Agreement amended December 12, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (b) Amended Exhibit A to Expense Limitation Agreement amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Amended Exhibit A to Expense Limitation Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital

                        Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

                  (d) Expense Limitation Agreement dated October 15, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                        (1) Amended Exhibit A to Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

                  (e) Amended and Restated Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

                  (f) Amended and Restated Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

                  (g) Amended and Restated Expense Limitation Agreement dated May 1, 2004 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust is filed herewith as Exhibit 22(h)(4)(g).

                  (h) Amended and Restated Expense Limitation Agreement dated May 1, 2004 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust is filed herewith as Exhibit 22(h)(4)(h).

                  (i) Amended and Restated Expense Limitation Agreement dated May 1, 2004 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust is filed herewith as Exhibit 22(h)(4)(i).

                  (j) Amended and Restated Expense Limitation Agreement dated May 1, 2004 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust is filed herewith as Exhibit 22(h)(4)(j).

            (5) Expense Limitation Agreement effective December 27, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (a) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended December 1, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust previously filed with Post-Effective Amendment No. 55 to the Registration

                        Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (b) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                  (c) Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

                  (d) Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

                  (e) Expense Limitation Agreement dated April 28, 2003 between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference.

                  (f) Amended and Restated Expense Limitation Agreement dated May 1, 2004 between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust is filed herewith as Exhibit 22(h)(5)(f).

                  (g) Amended and Restated Expense Limitation Agreement dated May 1, 2004 between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust is filed herewith as Exhibit 22(h)(5)(g).

            (6) Form of Capital Protection Agreement for the Gartmore GVIT Principal Protected Fund previously filed previously filed with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A on February 14, 2003 and herein incorporated by reference.

            (7) Service Agreement effective November 1, 2001 between Gartmore SA Capital Trust and BISYS Fund Services Ohio, Inc. previously filed with Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A on September 29, 2003 and herein incorporated by reference.

            (8) Fund Administration and Transfer Agency Agreement effective January 1, 2004 among Gartmore Variable Insurance Trust, Gartmore SA Capital Trust and Gartmore Investor Services, Inc. is filed herewith as Exhibit 23(h)(8).

                  (a) Exhibit C to Fund Administration and Transfer Agency Agreement dated April 30, 2004 among Gartmore Variable Insurance Trust, Gartmore SA Capital Trust and Gartmore Investor Services, Inc. is filed herewith as Exhibit 22(h)(8)(a).

      (i) Opinion and consent of counsel - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

      (j)   (1)   Consent of PricewaterhouseCoopers LLP ("PwC") previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

            (2) Consent of PwC, independent accountants for American International Group, Inc. ("AIG"), (in connection with PwC's report dated April 1, 2002, relating to the financial statements of AIG which: (i) appear in AIG's Annual Report on Form 10-K for the year ended December 31, 2001 and (ii) are incorporated by reference into the Statement of Additional Information for the Trust), dated February 14, 2003 previously filed previously filed with Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A on February 14, 2003 and herein incorporated by reference.

      (k)   Not applicable.

      (l)   Not applicable.

      (m) Distribution Plan under Rule 12b-1 effective December 1, 2001 previously filed with Post-Effective Amendment No. 51to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

            (1) Distribution Plan under Rule 12b-1 effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

            (2) Distribution Plan under Rule 12b-1 effective March 13, 2003 previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

      (n) Rule 18f-3 Plan effective December 1, 2001 previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

            (1) Rule 18f-3 Plan effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

            (2) Rule 18f-3 Plan effective April 28, 2003 previously filed with Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A on January 30, 2004 and herein incorporated by reference.

            (3)   Rule 18f-3 Plan effective March 11, 2004 is filed herewith as
                  Exhibit 23(n)(3).

      (p)   (1)   (a)   Code of Ethics dated March 23, 2000 for Nationwide
                        Family of Funds previously filed with Post-Effective
                        Amendment No. 34 to the Registration Statement on Form
                        N-1A on March 24, 2000, and herein incorporated by reference.

                  (b) Code of Ethics amended September 18, 2003 for Gartmore Variable Insurance Trust and Gartmore Mutual Funds previously filed with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A on December 18, 2003 and herein incorporated by reference

            (2) Code of Ethics dated November 29, 2001 for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

            (3) Code of Ethics dated March 23, 2000 for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

            (4) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

            (5)   (a)   Gartmore Global Partners Personal Dealing (Personal
                        Securities Transactions) dated March 2000 previously filed with Post- Effective Amendment No. 43 to the
                        Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

                  (b) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

            (6) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

            (7) MAS Funds and Miller Anderson & Sherrerd, LLP ("MAS") (now known as Morgan Stanley Investments, LP) and MAS Fund Distribution, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

            (8) Neuberger Berman Management, Inc. and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

            (9) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000, previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

            (10) Morgan Stanley Dean Witter & Co., indirect parent of Van Kampen Asset Management, Inc., Code of Ethics, dated January 29, 2001, previously filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A on April 30, 2002, and herein incorporated by reference.

            (11) Oberweis Asset Management, Inc. Code of Ethics, dated April 24, 2000 is filed herewith as Exhibit 22(p)(11).

            (12) American Century Investment Management, Inc. Code of Ethics, dated March 11, 2004 is filed herewith as Exhibit 22(p)(12).

      (q)   (1)   Power of Attorney for Charles E. Allen, Paula H.J.
                  Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara
                  Hennigar, Gerald J. Holland, Paul J. Hondros, Thomas J. Kerr,
                  IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated March 13, 2003, previously filed with Post-Effective
                  Amendment No. 62 to the Registration Statement on Form N-1A on
                  April 28, 2003, and herein incorporated by reference.

            (2) Power of Attorney for Michael J. Baresich dated March 11, 2004 previously filed with Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A on April 29, 2004 and herein incorporated by reference.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 24. INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 23(a) above.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      (a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Terri  L. Hill, Director
Gartmore Global Investments, Inc.

Executive Vice President - Chief Administrative Officer

Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company

W. G. Jurgensen, Chief Executive Officer and Director

Nationwide Mutual Insurance Company
Nationwide Financial Services, Inc.
Cal Farm Insurance Company
Farmland Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Property and Casualty Insurance Company

Chairman and Chief Executive Officer - Nationwide

Nationwide General Insurance Company
Nationwide Indemnity Company
Nationwide Investment Services Corporation

Director

Gartmore Global Investments, Inc.

Chairman

Nationwide Securities, Inc.

Michael C. Keller, Director, Executive Vice President - Chief Information
Officer

Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Financial Services, Inc.

Director

Gartmore Global Investments, Inc.

Paul J. Hondros, Director, President and Chief Executive Officer

Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Gartmore Morley Financial Services, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Chairman and Chief Executive Officer

Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Robert A. Rosholt, Executive Vice President - Chief Financial Officer

Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation

Executive Vice President, Chief Financial Officer and Director

Nationwide Global Holdings, Inc.
Nationwide Securities, Inc.

Executive Vice President and Director

Gartmore Global Investments, Inc.

Director

NGH Luxembourg, S.A.

Young D. Chin, Executive Vice President - Global CIO - Equities

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Jeffrey S. Meyer, Executive Vice President

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Christopher P. Donigan, Vice President - Human Resources

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Glenn W. Soden, Associate Vice President and Secretary

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Carol L. Dove, Assistant Treasurer

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

John F. Delaloye, Assistant Secretary

Gartmore Mutual Fund Capital Trust
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Gerald J. Holland, Senior Vice President and Chief Administrative Officer

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Treasurer and Chief Financial Officer

Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Thomas M. Sipp, Vice President

Gartmore Global Investments, Inc.
Vice President and Treasurer

Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore Distribution Services, Inc.

Michael A. Krulikowski, Vice President and Chief Compliance Officer

Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital, LLC

Daniel J. Murphy, Assistant Treasurer

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Eric E. Miller, Senior Vice President - Chief Legal Counsel

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Secretary

Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Richard Fonash, Vice President

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Thomas E. Barnes, Vice President

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
201 West Big Beaver Road, Suite 745
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon 97035

      (b) Gartmore Global Asset Management Trust ("GGAMT"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see(a) above for additional information on their other employment):

                                 Directors of NC

                  Lewis J. Alphin           Fred C. Finney
                  James B. Bachmann         W. G. Jurgensen
                  A. I. Bell                David O. Miller
                  Timothy J. Corcoran       Terry W. McClure
                  Yvonne M. Curl            Lydia M. Marshall
                  Kenneth D. Davis          Ralph M. Paige
                  Keith W. Eckel            James F. Patterson
                  Willard J. Engel          Arden L. Shisler
                                            Robert L. Stewart

                                Officers of GGAMT

    President and Chief Executive Officer                Paul J. Hondros
    Vice President and Treasurer                         Thomas M. Sipp
    Vice President and Secretary                         Thomas E. Barnes
    Senior Vice President                                Eric E. Miller
    Assistant Secretary                                  John F. Delaloye
    Assistant Treasurer and Vice President               Carol L. Dove
    Executive Vice President, Global CIO - Equities      Young D. Chin
    Senior Vice President                                Gerald J. Holland
    Vice President                                       Christopher P. Donigan
    Vice President and Chief Compliance Officer          Michael A. Krulikowski
    Assistant Treasurer                                  Daniel J. Murphy
    Vice President                                       Richard F. Fonash
    Vice President                                       Alan A. Todryk

      (c)   Information for the Subadvisers

      (1)   The Dreyfus Corporation

            The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund, the Dreyfus GVIT International Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

      (2)   Neuberger Berman, LLC

            Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

      (3)   SSgA Fund Management, Inc.

            SSgA Fund Management, Inc. ("SSgA") acts as subadviser to the GVIT Equity 500 Index Fund and as investment adviser or subadviser to a number of other registered investment companies. The list required by Item 26 of Officers and directors of SSgA, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by SSgA (SEC File No. 801-60103).

      (4) Federated Investment Counseling, acts as subadviser to the Federated GVIT High Income Bond Fund, and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The subadvisor serves as investment adviser to a number of investment companies and private accounts. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

      (5) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, act as subadviser to the J. P. Morgan GVIT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

            To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

      (6) Morgan Stanley Investments LP act as subadviser to the Van Kampen GVIT Multi Sector Bond Fund (formerly MAS GVIT Multi Sector Bond
            Fund). The list required by this Item 26 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

      (7) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, the Gartmore GVIT International Growth Fund, the Gartmore GVIT Global Leaders Fund, the Gartmore GVIT Global Small Companies, the Gartmore GVIT European Leaders Fund, the Gartmore GVIT OTC Fund, the Gartmore GVIT Asia Pacific Leaders Fund, the Gartmore GVIT Global Financial Services Fund, the Gartmore GVIT Global Utilities Fund, the GVIT Small Company Fund and the Gartmore GVIT Worldwide Leaders Fund, and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

      (8) Waddell & Reed Investment Management Company ("WRIMCO") acts as subadviser to the GVIT Small Cap Growth Fund and the GVIT Small Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

      (9) Van Kampen Asset Management, Inc. ("VKAM") acts as subadviser to the Comstock GVIT Value Fund. The list required by this Item 26 of the officers and directors of VKAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

      (10) Oberweis Asset Management, Inc. ("OAM") acts as subadviser to the GVIT Small Cap Growth Fund. The list required by this Item 25 of the officers and directors of OAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by OAM (Sec File No. 801-35657).

      (11) American Century Investment Management, Inc. ("American Century") acts as subadviser to the GVIT Small Company Fund. The list required by this Item 25 of the officers and directors of American Century, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by American Century (Sec File No. 801-8174).

ITEM 26. PRINCIPAL UNDERWRITERS

      (a)   Gartmore Mutual Funds

      (b)   Gartmore Distribution Services, Inc.

                                                                                                 TITLE WITH
NAME:                          ADDRESS:                         TITLE WITH GDSI:                 REGISTRANT:
Paul J. Hondros                1200 River Road, Ste. 1000       President and Chief Executive    Chairman
                               Conshohocken PA 19428            Officer

Young D. Chin                  1200 River Road, Ste. 1000       Executive Vice President         n/a
                               Conshohocken PA 19428

                                                                                                 TITLE WITH
NAME:                          ADDRESS:                         TITLE WITH GDSI:                 REGISTRANT:
Gerald J. Holland              1200 River Road, Ste. 1000       Senior Vice President and        Treasurer
                               Conshohocken PA 19428            Chief Administrative Officer

Eric E. Miller                 1200 River Road, Ste. 1000       Senior Vice President            Secretary
                               Conshohocken PA 19428

Christopher P. Donigan         1200 River Road, Ste. 1000       Vice President                   n/a
                               Conshohocken PA 19428

Thomas M. Sipp                 1200 River Road, Ste. 1000       Vice President, Chief            n/a
                               Conshohocken PA 19428            Financial Officer, and
                                                                Treasurer

Glenn W. Soden                 One Nationwide Plaza             Associate Vice President and     n/a
                               Columbus, OH 43215               Secretary

Carol L. Dove                  One Nationwide Plaza             Assistant Treasurer and Vice     n/a
                               Columbus, OH 43215               President

Daniel J. Murphy               One Nationwide Plaza             Assistant Treasurer              n/a
                               Columbus, OH 43215

Michael A. Krulikowski         1200 River Road, Ste. 1000       Vice President and               Assistant
                               Conshohocken PA 19428            Chief Compliance Officer         Secretary

Alan A. Todryk                 One Nationwide Plaza             Vice President                   n/a
                               Columbus, OH 43215

Jeffrey S. Meyer               1200 River Road, Ste. 1000       Executive Vice President         n/a
                               Conshohocken PA 19428

Thomas E. Barnes               One Nationwide Plaza             Vice President and               n/a
                               Columbus, OH 43215               Assistant Secretary

      (c)   Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

         BISYS
         3435 Stelzer Road
         Columbus, OH 43219

ITEM 28. MANAGEMENT SERVICES

         Not applicable.

ITEM 29. UNDERTAKINGS

         Not applicable.

                                  EXHIBIT LIST

EXHIBIT          ITEM
22(d)(1)(e)      Amended Exhibit A to Investment Advisory Agreement
22(d)(2)(d)      Amended Exhibit A to Investment Advisory Agreement
22(d)(3)(a)(2)   Exhibit B to Subadvisory Agreement
22(d)(3)(e)(1)   Amendment to Subadvisory Agreement
22(d)(3)(f)      Subadvisory Agreement
22(d)(4)(c)      Subadvisory Agreement
22(d)(5)(d)(2)   Exhibit B to Subadvisory Agreement
22d(5)(e)(1)     Exhibit B to Subadvisory Agreement
22(d)(5)(h)(3)   Amended Exhibit A to Subadvisory Agreement
22(d)(5)(k)(1)   Exhibit B to Subadvisory Agreement
22(e)(4)         Amended Exhibit A to Underwriting Agreement
22(g)(2)(a)      Amendment to Custody Agreement
22(h)(3)(d)      Amended Exhibit A to Administrative Services Plan
22(h)(4)(g)      Amended and Restated Expense Limitation Agreement
22(h)(4)(h)      Amended and Restated Expense Limitation Agreement
22(h)(4)(i)      Amended and Restated Expense Limitation Agreement
22(h)(4)(j)      Amended and Restated Expense Limitation Agreement
22(h)(5)(f)      Amended and Restated Expense Limitation Agreement
22(h)(5)(g)      Amended and Restated Expense Limitation Agreement
22(h)(5)(h)      Amended and Restated Expense Limitation Agreement
22(h)(8)         Fund Administration and Transfer Agency Agreement
22(h)(8)(a)      Schedule C to Fund Administration and Transfer Agency Agreement
22(n)(3)         Amended Rule 18f-3 Plan
22(p)(11)        Code of Ethics
22(p)(12)        Code of Ethics